Document and Entity Information	Dec. 16, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2020
Entity Registrant Name	APEX GLOBAL BRANDS INC.
Entity Central Index Key	0000844161
Entity Emerging Growth Company	false
Entity File Number	0-18640
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4182437
Entity Address, Address Line One	5990 Sepulveda Boulevard
Entity Address, City or Town	Sherman Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91411
City Area Code	818
Local Phone Number	908‑9868
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE